Employee Benefit Plan (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Postemployment Benefits [Abstract]
Matching contributions to the plan	$ 0	$ 0	$ 0	$ 0